Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 667,458.7	$ 10,251.2	₨ 552,686.8	₨ 470,818.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	152,124.6	2,336.4	134,543.1	116,589.2
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 515,334.1	$ 7,914.8	₨ 418,143.7	₨ 354,229.3